Loss per share	12 Months Ended
Dec. 31, 2021
Loss per share
Loss per share

8Loss per share

The calculation of the basic and diluted loss per share attributable to the equity shareholders of the Company is based on the following data:

	Year ended December 31,
	2021	2020	2019
	$	$	$
Loss
Earnings for the purposes of basic and diluted loss per share:
Loss for the year attributable to equity shareholders of the Company	(174,009,273)	(1,939,689)	(20,141,991)
Number of shares
Weighted-average number of ordinary shares for the purpose of basic and diluted loss per share	14,596,997	13,176,752	12,891,569

Note:

According to the Preferred Shares Subscription Agreement and the Convertible Note Subscription Agreement, all of the Prenetics HK’s preference shares and convertible securities will be converted into ordinary shares of the Company upon the occurrence of an amalgamation of the Group with another company.

As at December 31, 2021, 12,400,419 restricted share units and 776,432 exchangeable notes were excluded from the diluted weighted-average number of ordinary shares calculation because their effect would have been anti-dilutive. As at December 31, 2020, 10,272,389 share options and 20,025,247 preference shares, 2,729,893 convertible securities and 1,164,648 exchangeable notes were excluded from the diluted weighted-average number of ordinary shares calculation because their effect would have been anti-dilutive. As at December 31, 2019, 10,043,892 share options and 20,025,247 preference shares were excluded from the diluted weighted-average number of ordinary shares calculation because their effect would have been anti-dilutive.